PUTNAM
HIGH INCOME
CONVERTIBLE AND
BOND FUND

ANNUAL REPORT

August 31, 1995

[LOGO]
BOSTON * LONDON * TOKYO

PERFORMANCE HIGHLIGHTS

". . . Over the past several years, Putnam High Income Convertible and Bond Fund has made quite a name for itself. In addition to landing in the top decile of its objective for the trailing three- and five-year periods, the fund has beaten its two relevant benchmarks -- the CS First
Boston High-Yield Index and the CS First Boston Convertible Index -- more often than not."

-- Morningstar Closed-End Funds, August 11, 1995

As of September 30, 1995, the fund continued to hold
Morningstar's top rating of five stars, placing its risk-
adjusted performance in the top 10% of all hybrid funds
rated.* ----------------------------------------------------
------------------


FISCAL 1995 RESULTS AT A GLANCE

TOTAL RETURN:                           NAV
MARKET PRICE
------------------------------------------------------------
---------(change in value during
period plus reinvested
distributions)
12 months ended 8/31/95              14.11%
12.60%
------------------------------------------------------------
---------SHARE VALUE:                   NAV
MARKET PRICE
------------------------------------------------------------
---------8/31/94                      $9.13
$9.75
8/31/95                                9.49
10.00
------------------------------------------------------------
---------DISTRIBUTIONS:       NO.   INCOME CAPITAL GAINS
TOTAL
                               12    $0.852           --
$0.852 -----------------------------------------------------
----------------CURRENT RETURN              NAV
MARKET PRICEE
(end of period)
Current dividend rate+                8.98%
8.52%
------------------------------------------------------------
---------
Performance data represent past results and are not indicative of future results. For performance over longer periods, see pages 8 and 9.

     Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

*      Morningstar,  an  independent  mutual-fund  industry
research
organization, rates a fund relative to funds with similar investment objectives, based on the fund's 3-, 5-, and, if applicable, 10-year performance, adjusted for risk factors and sales charges. Ratings are updated monthly. In each category, the top 10% of funds receive 5 stars, the next 22.5% receive 4 stars, and the next 35% receive 3 stars. For the 3- and 5-year periods ended 9/30/95, there were 206 and 175 funds in the hybrid category, and the fund received 5 and 5 stars, respectively. Past performance is not indicative of future results.
FROM THE CHAIRMAN
                                              [PHOTO OF
                                                     GEORGE
                                                     PUTNAM]
                                                     (C)
                                                     KARSH,
                                                     OTTAWA
DEAR SHAREHOLDER:

PUTNAM MANAGEMENT'S FORECAST FOR THIS YEAR CALLED FOR CONTINUED IMPROVEMENT IN BOTH THE STOCK AND BOND MARKETS. BUT IT CERTAINLY DID NOT ANTICIPATE THE VIGOR OF THE ADVANCE OF BOTH MARKETS DURING THE YEAR'S FIRST HALF. FEW EXPECT THE MARKETS TO REMAIN AS EXUBERANT AS THEY HAVE BEEN SO FAR IN 1995, BUT PUTNAM HIGH INCOME CONVERTIBLE AND BOND FUND'S MANAGERS BELIEVE THE ADVANCE AND ECONOMIC RECOVERY STILL HAVE A WAY TO GO.

THEY  EXPECT  SOME  NEAR-TERM  ANXIETY,  HOWEVER,  AS
INVESTORS  TAKE PROFITS,  WATCH  FOR  CLEARER INTEREST RATE
TRENDS,  AND  ASSESS  THE EFFECTS  OF  THE  SLOWER  ECONOMY
ON CORPORATE EARNINGS  GROWTH.  THEY BELIEVE PROSPECTS ARE
BRIGHTER DOWN THE ROAD AS THESE AND OTHER ISSUES ARE
RESOLVED.

FURTHERMORE, AS THE ELECTION CAMPAIGN SPARKS TAX-CHANGE PROPOSALS, ANTICIPATION OF MAJOR REFORMS THAT FAVOR SAVING AND INVESTING MAY SPUR INVESTOR CONFIDENCE. SUCH A PROSPECT COULD HELP SUSTAIN THE CURRENT MARKET ADVANCE, EVEN THOUGH NO MEANINGFUL LEGISLATION IS LIKELY BEFORE 1997.

IN  THE  FOLLOWING  REPORT,  YOUR FUND'S MANAGERS  REVIEW
PERFORMANCE DURING  THE  FISCAL  YEAR  ENDED AUGUST 31,
1995,  AND  PRESENT  THEIR OUTLOOK FOR FISCAL 1996.

RESPECTFULLY YOURS,

[SIGNATURE}

GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
OCTOBER 18, 1995
REPORT FROM THE FUND MANAGERS
CHARLES G. POHL, LEAD MANAGER
JENNIFER E. LEICHTER

Over the 12 months ended August 31, 1995, a time marked by rallies in both the bond and stock markets, your fund once again demonstrated its ability to capitalize on the strength of both markets. The fund's total return of 14.11% at net asset value (12.60% at market price)
compares favorably with the
 CS First Boston High Yield Index return of 13.21% for the
   same   period.  However,  the  high-yield,  interest-rate-
sensitive convertibles in which the fund specializes did not keep pace with the 16.29% return of the more equity-
sensitive  Merrill  Lynch   AllConvertible  Index.  The
fund's solid absolute performance can be attributed to effective diversification across a broad number of market sectors and industries, to thorough credit research, and to careful security selection.
INCREASINGLY AGGRESSIVE CONVERTIBLE STANCE PROVES TIMELY

Following 1994's severe bond-market correction, we determined that the convertible market was poised for a rebound. Accordingly, during the calendar year's second half, we began to shift the fund's emphasis away from defensive bonds and toward select high-yield convertibles that had reached attractive valuations. As a result, we increased convertible holdings to almost 60% of the portfolio. This shift proved fortuitous as reduced inflationary fears led to a bond market rebound in late 1994. Numerous high-yield convertibles -- the hardest-hit
sector   during  the  poor  market  conditions  --  were
exceptional performers.

Overall leadership in the convertible market underwent a change during fiscal 1995, as a dramatic rise in stock prices pushed valuations of equity-sensitive convertibles ahead of their higher yielding cousins, the strongest performers being technology and deeper cyclical sectors such as paper, chemicals, and basic materials. As stock prices appreciated, convertible prices rose as well, and their yields declined accordingly. Because your fund's objective is high current income, we took profits on several positions with exposure to these sectors and reinvested the proceeds in situations offering greater income potential.

Reasonably strong balance sheets and improving cash flows
are the most important  criteria we consider in security
selection.  That  explains why  two companies as different
as computer system manufacturer Unisys Corp.  and  fresh
produce  distributor  Chiquita  Brands  have   been
important core holdings. We also have very selective exposure to the retailing sector in Federated Stores, which is steadily evolving as a national force in the industry.

SELECTIVITY IS KEY TO AVOIDING DISAPPOINTMENTS

The key to favorable high-yield bond performance in today's modest growth environment lies in maintaining a very diversified portfolio of seasoned, select names.
Carefully choosing improving situations in a variety of industries has allowed us to avoid some of the problems that have plagued the high-yield market in recent months, particularly in the retailing and restaurant sectors.

Through thorough credit analysis, worthy investments can be found in even the most competitive industries. The gaming industry, for instance, offers considerable profit potential, but is expected to remain under pressure as additional capacity is added. We attempt to identify experienced casino operators with favorable market positions that are less likely to be adversely affected by new entrants. Rather than concentrating exposure in one or two holdings, we hedge our bets by

[BAR CHART]

TOP INDUSTRY SECTORS (8/31/95)*
Retail                7.3%
Computer equipment    5.3%
Food                  4.9%
Health care           3.8%
Insurance             3.8%

*Based on percentage of total net assets. Allocations will vary over time.

maintaining smaller positions in a number of different names across various regions of the country.

PORTFOLIO DIVERSIFICATION EXPANDED

As   a   method  of  enhancing  capital  appreciation
potential
and diversification in the fund, we have added some utility holdings to the high-yield segment of the portfolio. Because their performance tends to reflect that of Treasury securities and is less susceptible to the seasonal trends that characterize the high-yield market, utilities provide an ideal diversification instrument for the fund.

Under  the  threat  of increased competition, names  such
as
Midland Cogeneration, Long Island Lighting Co., and
Cleveland
Electric  became attractively valued. Since greater
competition for
electricity did not emerge  as rapidly as was anticipated,
our
decision to purchase  these bonds paid off handsomely. The
market
now views the credit quality  of these   companies  more
favorably
and  their  bonds'   prices   have appreciated accordingly.

The convertible sector of the fund was further diversified with the addition of Banamex, a dollar-denominated convertible issued on behalf of the Banco Nationale de Mexico, the country's largest financial institution. Our analysis convinced us that the bank would remain a viable institution, despite its near-term difficulties resulting from the peso's devaluation. We first purchased these bonds during the currency turmoil of late calendar 1994. As the situation stabilized, we gradually increased the fund's position. This proved to be a successful tactic: the bonds have appreciated substantially and have provided high current income throughout the fiscal year's second half.

Your fund's high-yield portfolio also benefited from exposure to Mexico. Mexican government bonds that were purchased in February
1995 appreciated by approximately 15% by the fiscal year's end.

LONGER-TERM OUTLOOK REMAINS CONSTRUCTIVE

Additional consolidation could be in the offing for the convertible market, particularly with respect to some of the

TOP 10 HOLDINGS (8/31/95)
UNISYS CORP. $3.75 CONVERTIBLE PREFERRED
Computer systems and related products and services provider
--------
------------------------------------------------------------
-
FEDERATED DEPARTMENT STORES 9.72% CONVERTIBLE, 2004 Department store operator ----------------------------------
--------
---------------------------TIME WARNER, INC. 8.75%
CONVERTIBLE, 2015
Global media and entertainment provider --------------------
--------
-----------------------------------------CHIQUITA BRANDS
INTERNATIONAL, INC. 7.00% CONVERTIBLE, 2001
Marketer and distributor of fresh fruits and vegetables ----
--------
---------------------------------------------------------
BANCO
NATIONALE DE MEXICO 7.00% CONVERTIBLE, 1999
Banking ----------------------------------------------------
--------
---------USF&G CORP. $4.10 CONVERTIBLE PREFERRED Property-casualty and life insurer -------------------------
--------
------------------------------------J. BAKER INC. 7.00%
CONVERTIBLE,
2002
Footwear retailer ------------------------------------------
--------
-------------------RJR NABISCO HOLDINGS $0.6012 SENIOR
CONVERTIBLE
PREFERRED
Global tobacco and food manufacturer and distributor -------
--------
------------------------------------------------------
QUANTUM HEALTH
RESOURCES, INC. 4.75% CONVERTIBLE, 2000
Health-care provider ---------------------------------------
--------
----------------------LIBERTY PROPERTY TRUST 8.00%
CONVERTIBLE, 2001
Real estate investment trust -- office and industrial
properties ---
------------------------------------------------------------
------*
Top holdings represent 21.3% of the fund's net assets.
Portfolio
     holdings will vary over time.

more fully valued securities in the technology sector and in certain late-cyclical sectors. (Late cyclicals are industries that typically peak during the later stages of an economic recovery, such as papers, metals, and chemicals.) Near-term technicals
(supply and demand) for the nonconvertible high-yield sector lean toward a seasonally heavy fall calendar. This could create some short-term instability as the market digests new issues.

Despite the possibility of some choppiness over the coming months, we expect overall market conditions to favor high-yield investments. We anticipate that economic growth will remain moderate but reasonably firm. As long as corporate cash flows remain strong and interest rates remain relatively low by historical standards, high-yield issuers in both the convertible and nonconvertible markets should continue to offer investors attractive opportunities.

The views expressed throughout the report are exclusively those of Putnam Management. They are not meant as investment advice.
Although the described holdings are viewed favorably as of 8/31/95, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of the high-yield corporate bonds in which the fund invests reflect a greater possibility that adverse changes in the economy or in the business conditions of the bonds' issuers may affect their ability to pay principal and interest on the bonds.

PERFORMANCE SUMMARY

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions back into the fund. We show total return in two ways: on a cumulative long-term basis and on average how the fund might have grown each year over varying periods.

Performance should always be considered in light of a fund's investment strategy. Putnam High Income Convertible and Bond
Fund is designed for investors aggressively seeking high current income through a portfolio of high-yielding convertible and debt securities with potential for capital appreciation.

TOTAL RETURN FOR PERIODS ENDED 8/31/95

                                          MERRILL LYNCHCS
FIRST
                                        BOSTON ALL-
CONVERTIBLE
                                        HIGH YIELD
                     NAV   MARKET PRICE           INDEX
BOND
INDEX ------------------------------------------------------
--------
--------
1 year            14.11%         12.60%          16.29%
13.21%
------------------------------------------------------------
--------
-5 years          132.41         189.30          113.95
111.55
Annual average     18.37          23.67           16.43
16.17
------------------------------------------------------------
--------
-Life of fund
 (since 7/9/87)   148.53         145.31              --
142.43
Annual average     11.82          11.64              --
11.45
------------------------------------------------------------
--------
-

TOTAL RETURN FOR PERIODS ENDED 9/30/95
(most recent calendar quarter)

                                                    NAV
MARKET
PRICE ------------------------------------------------------
--------
-------1 year
14.19%         14.67%
------------------------------------------------------------
--------
-5 years                                         148.07
219.63
------------------------------------------------------------
--------
-Annual average                                   19.93
26.16
------------------------------------------------------------
--------
-Life of fund
 (since 7/9/87)                                  150.10
145.31
Annual average                                    11.78
11.52
------------------------------------------------------------
--------
-
Performance data represent past results. Investment returns, market prices and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions.

TERMS AND DEFINITIONS

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

MARKET PRICE is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

THE CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by
Standard & Poor's and Moody's. Performance figures for the index reflect changes of market prices, interest, and reinvestment of all interest payments. The average quality of bonds included in the index may be lower than the average quality of those bonds in which the fund customarily invests. Securities in the fund's portfolio will differ from those in the index.

THE MERRILL LYNCH ALL-CONVERTIBLE INDEX is an unmanaged index commonly used as a measure of performance for convertible securities.

Performance figures for indexes reflect changes of market prices, interest, and reinvestment of all interest payments. Securities in the fund's portfolio will differ from those in the indexes. The average quality of bonds included in the indexes may be lower than the average quality of those bonds in which the fund customarily invests. The above indexes do not take into account brokerage commissions or other costs.

REPORT OF INDEPENDENT ACCOUNTANTS
for the fiscal year ended August 31, 1995

To the Trustees and Shareholders of
Putnam High Income Convertible and Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and
the   related statements  of  operations  and  of changes
in  net
assets  and  the financial  highlights  present fairly, in
all
material  respects,  the financial  position of Putnam High
Income
Convertible  and  Bond  Fund (the  "fund")  at August 31,
1995, and
the results of its  operations, the  changes in its net
assets, and
the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These
financial  statements  and  financial   highlights
(hereafter
referred   to   as  "financial   statements")   are
the
responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August
31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 19, 1995

PORTFOLIO OF INVESTMENTS OWNED
August 31, 1995

CONVERTIBLE BONDS AND NOTES (46.1%)*

PRINCIPAL AMOUNT
VALUE

AEROSPACE (1.0%) -------------------------------------------
-----------------
----------
 $1,450,000  UNC, Inc. cv. sub. deb. 7 1/2s, 2006
$1,294,125

AEROSPACE AND DEFENSE (0.9%) -------------------------------
-----------------
---------------------
  1,450,000  Rohr Industries, Inc. cv. sub. deb. 7s, 2012
1,185,375
------------------------------------------------------------
---------
AUTOMOTIVE (0.9%) ------------------------------------------
-----------------
----------
           1,500,000       Mascotech, Inc. cv. sub. deb. 4
1/2s, 2003
           1,125,000

AVIATION SERVICES (0.7%) -----------------------------------
-----------------
-----------------
  1,000,000  Hudson General Corp. cv. sub. deb. 7s, 2011
862,500

BANKS (3.0%) -----------------------------------------------
-----------------
------
           2,800,000                       Banco Nationale
de Mexico
            cv. Company Guaranty 7s, 1999 (Mexico)
            2,310,000
           500,000                    Banco Nationale de
Mexico 144A
            cv. Company Guaranty 7s, 1999 (Mexico)
            412,500
  1,000,000  Midlantic Corp. cv. sub. deb. 8 1/4s, 2010
1,068,750

--------

-

3,791,2

50
BROADCASTING (1.5%) ----------------------------------------
--------
---------------------
  3,500,000  Comcast Corp. cv. notes 1 1/8s, 2007
  1,833,125

COMPUTER EQUIPMENT (1.6%) ----------------------------------
--------
---------------------------
    600,000  Conner Peripherals Inc. cv. sub. deb. 6 1/2s,
    2002516,750
  2,500,000  Maxtor Corp. cv. sub. deb. 5 3/4s, 2012
1,543,750
------------------------------------------------------------
--------

-

2,060,5

00
CONSUMER SERVICES (1.0%) -----------------------------------
--------
--------------------------
  1,800,000  National Education Corp.
             cv. sub. deb. 6 1/2s, 2011
1,228,500
ELECTRONICS (1.1%) -----------------------------------------
--------
--------------------
             1,700,000                   Richardson
Electronics Ltd.
             cv. sub. deb. 7 1/4s, 2006
             1,360,000

ENVIRONMENTAL CONTROL (3.2%) -------------------------------
--------
------------------------------
  1,200,000  Enclean, Inc. cv. sub. deb. 7 1/2s, 2001
  1,253,297
  1,300,000  OHM Corp. cv. sub. deb. 8s, 2006
1,231,750
  1,500,000  Riedel Environmental Technologies,
             Inc. sub. cv. deb. 7s, 1999+
450,000
  1,300,000  Weston (Roy F.), Inc. cv. deb. 7s, 2002
1,093,625

--------

-

4,028,6

72
FOOD (2.1%) ------------------------------------------------
--------
-------------
  3,000,000  Chiquita Brands International cv. deb. 7s, 2001
  2,580,000


CONVERTIBLE BONDS AND NOTES
PRINCIPAL AMOUNT
VALUE

HEALTH CARE (2.0%) -----------------------------------------
--------
---------------------
    $E 500,000  Careline, Inc. cv. sr. sub. notes 8s, 2001
$EEE
                               520,000
  2,500,000  Quantum Health Resources, Inc.
             cv. deb. 4 3/4s, 2000
1,978,125

--------

-

2,498,1

25
HEALTH CARE SERVICES (1.2%) --------------------------------
--------
-----------------------------
  1,550,000  Theratx Inc. 144A cv. sub. 8s, 2002
  1,449,250

INSURANCE (1.3%) -------------------------------------------
--------
------------------
  1,650,000  Alexander & Alexander Services, Inc.
             cv. sub. deb. 11s, 2007
1,674,750

MEDIA (2.8%) -----------------------------------------------
--------
--------------
  3,324,000  Time-Warner, Inc. cv. deb. 8 3/4s, 2015
  3,469,425

MEDICAL SUPPLIES AND DEVICES (1.2%)
------------------------------------------------------------
--------
  -1,550,000
Cabot
  Medical Corp. cv. deb. 7 1/2s, 1999
  1,472,500
OILS (0.6%) ------------------------------------------------
--------
-------------
    850,000  Wainoco Oil Corp. cv. sub. deb. 7 3/4s, 2014
    714,000

PHARMACEUTICALS (1.5%) -------------------------------------
--------
------------------------
            2,150,000          Pharmaceutical Marketing
Services
            Inc. cv. deb. 144A 6 1/4s, 2003
            1,580,250
    400,000  Pharmaceutical Marketing Services Inc.
             cv. notes 6 1/4s, 2003
288,000

--------

-

1,868,2

50
PIPELINES (1.2%) -------------------------------------------
--------
------------------
  1,200,000  SFP Pipeline Holdings, Inc.
             var. rate exch. deb. 11.16s, 2010++++
1,488,000

PUBLISHING (0.7%) ------------------------------------------
--------
-------------------
  3,050,000  Hollinger, Inc. cv. LYON zero %, 2013
  934,063

REIT'S (2.6%) ----------------------------------------------
--------
---------------
  1,600,000  Alexander Haagen Properties Ser. A,
             cv. sub. deb. 7 1/2s, 2001
1,312,000
  1,900,000  Liberty Property Trust cv. sub. deb. 8s, 2001
1,935,625

--------

-

3,247,6

25
RECREATION (1.6%) ------------------------------------------
--------
-------------------
    200,000  CML Group Inc. cv. jr. sub. 5 1/2s, 2003
    150,000
  2,350,000  CML Group, Inc. 144A cv. jr. deb. 5 1/2s, 2003
1,809,500

--------

-

1,959,50

0
RESTAURANTS (0.7%) -----------------------------------------
--------
--------------------
  1,250,000  Flagstar Corp. cv. jr. sub. deb. 10s, 2014
  875,000

RETAIL (5.3%) ----------------------------------------------
--------
---------------
  2,500,000  Baker (J.) Inc. cv. deb. 7s, 2002
  2,125,000
  3,650,000  Federated Department Stores cv. deb. 9.72s,
20043,723,000
    750,000  Ingles Markets, Inc. cv. sub. deb. 10s, 2008
780,000

--------

-

6,628,00

0
SPECIALTY CONSUMER PRODUCTS (0.8%) -------------------------
--------
------------------------------------
  1,375,000  Bell Sports Corp. cv. sub. deb. 4 1/4s, 2000
  1,063,906


CONVERTIBLE BONDS AND NOTES
PRINCIPAL AMOUNT
VALUE

TELECOMMUNICATION (0.6%) -----------------------------------
--------
--------------------------$E 850,000
Cellular Communications, Inc.
             144A cv. sub. deb. zero %, 1999
$EEE
714,000

TEXTILES (3.5%) --------------------------------------------
--------
-----------------
  1,000,000  Dixie Yarns, Inc. cv. deb. 7s, 2012
  765,000
  2,200,000  Fieldcrest Cannon, Inc. cv. sub. deb. 6s, 2012
1,842,500
  1,700,000  Interface, Inc. sinking fund cv. deb. 8s, 2013
1,755,250

--------

-

4,362,7

50
TOBACCO (1.5%) ---------------------------------------------
--------
----------------
            2,515,000                       Standard
Commercial
            Corp. cv. sub. deb. 7 1/4s, 2007
            1,870,526
             TOTAL CONVERTIBLE BONDS AND NOTES
             (cost $55,129,383)
$57,638,717 ------------------------------------------------
--------
--------------

CORPORATE BONDS AND NOTES (31.6%)*
PRINCIPAL AMOUNT
VALUE
ADVERTISING (0.6%) -----------------------------------------
--------
---------------------
 $E 400,000    Universal Outdoor, Inc. sr. notes stepped-
coupon
               zero % (14s, 7/1/99), 2004++
$EEE
    246,248 500,000
    Universal Outdoor, Inc. sub. deb. 11s, 2003
    490,000

--------

-

736,24

8
AEROSPACE (0.2%) -------------------------------------------
--------
------------------
    200,000    Fairchild Corp. sr. notes 12 1/4s, 1999
    203,500

AGRICULTURE (1.4%) -----------------------------------------
--------
--------------------
    585,000    PMI Holdings Corp. Ser. B, sub. disc. deb.
               stepped-coupon zero % (11 1/2s, 9/1/00),
2005++
  315,900 1,385,000
PSF
  Finance (L.P.) sr. disc. notes stepped-coupon
               zero % (12s, 9/15/96), 2003++
1,204,950
    250,000    PSF Finance (L.P.) sr. exch. notes 12 1/4s,
2004257,938

--------

-

1,778,78

8
ALUMINUM (0.5%) --------------------------------------------
--------
-----------------
    600,000    Kaiser Aluminum & Chemical Corp.
               sr. sub. notes 12 3/4s, 2003
654,000

APPAREL (0.2%) ---------------------------------------------
--------
----------------
    250,000    Mothers Work, Inc. 144A sr. notes 12 5/8s,
2005
    246,250

AUTOMOTIVE (0.6%) ------------------------------------------
--------
-------------------
    750,000    Key Plastics Corp. sr. notes 14s, 1999
    787,500

BROADCASTING (1.2%) ----------------------------------------
--------
---------------------
    215,000    Commodore Media, Inc. sr. sub. notes
               stepped-coupon 7 1/2s, (13 1/4s, 5/1/98),
    2003++192,425 400,000
New
    City Broadcasting Corp. sr.
               sub. notes 11 3/8s, 2003
390,000
    250,000    Panamsat (L.P.) sr. sub. notes
               stepped-coupon zero % (11 3/8s, 8/1/98),
2003++
    195,000 350,000
SFX
    Broadcasting, Inc. sr. sub. notes
               11 3/8s, 2000
364,875
    378,798    Telemedia Broadcasting Corp. 144A deb.
               stepped-coupon 6.4s (16s, 6/15/99), 2004++
340,918

--------

-

1,483,2

18

CORPORATE BONDS AND NOTES
PRINCIPAL AMOUNT
VALUE

BUILDING AND CONSTRUCTION (0.8%) ---------------------------
---------
----------------------------------
 $E E50,000    Miles Homes Services sr. notes 12s, 2001
$37,000
    500,000    Presley Co. sr. notes 12 1/2s, 2001
415,000
    350,000    Schuller International Corp. sr. notes
               10 7/8s, 2004
383,250
    200,000    Scotsman Group, Inc. sr. secd. notes
               9 1/2s, 2000
196,500

---------

1,031,75

0
BUILDING PRODUCTS (0.2%) -----------------------------------
---------
-------------------------
    250,000    American Standard, Inc. deb. 9 1/4s, 2016
    251,250

BUSINESS SERVICES (0.1%) -----------------------------------
---------
-------------------------
    100,000    Corporate Express, Inc. Ser. B, sr. sub.
notes
               9 1/8s, 2004
97,000

CABLE TELEVISION (1.7%) ------------------------------------
---------
------------------------
    250,000    Adelphia Communications Corp. notes,
               Ser. B, 9 7/8s, 2005++++
231,250
    548,628    Adelphia Communications Corp. sr. notes
               9 1/2s, 2004++++
460,848
    100,000    Cablevision Industries Corp. sub. deb.
               9 1/4s, 2008
104,250
    493,180    Falcon Holdings Group, Inc. sr. sub.
               notes 11s, 2003++++
458,657
    650,000    Insight Communications Co. sr. sub. notes
               stepped- coupon 8 1/4s (11 1/4, 3/1/96),
2000++
    663,000 250,000
Marcus
    Cable Co. (L.P.) sr. sub. disc.notes
               stepped- coupon zero % (13 1/2s, 8/1/99),
2004++163,12

5 -------

--

2,081,130
CELLULAR COMMUNICATIONS (1.7%) -----------------------------
---------
-------------------------------
    400,000    Cellular, Inc. sr. sub. disc. notes
               stepped-coupon zero % (11 3/4s, 9/1/98),
2003++
    300,000 200,000
Cencall
    Communications Corp. sr. disc.notes
               stepped- coupon zero % (10 1/8s, 1/15/99),
    2004++100,000 250,000
Commnet
    Cellular Inc. bonds 11 1/4s, 2005
    256,875
    250,000    Dial Call Communications, Inc. sr.
               disc. notes stepped- coupon zero %
               (12 1/4s, 4/15/99), 2004++
128,750
    250,000    Horizon Cellular Telephone Co. sr. sub. disc.
               notes Ser. B, stepped-coupon zero %
               (11 3/8s, 10/1/97), 2000++
208,750
  1,000,000    NEXTEL Communications, Inc. sr. disc. notes
               stepped- coupon zero % (11 1/2s, 9/1/98),
    2003++565,000 250,000
NEXTEL
    Communications, Inc. sr. disc. notes
               stepped- coupon zero % (9 3/4s, 2/15/99),
    2004++121,250 500,000
    Pricellular Wireless sr. disc. notes stepped-coupon
               zero % (14s, 11/15/97), 2001++
412,500

--------

-

2,093,1

25
CHEMICALS (1.2%) -------------------------------------------
--------
------------------
    500,000    G-I Holdings, Inc. sr. disc. notes Ser. B,
               zero %, 1998
357,500
    250,000    Harris Chemical Corp. sr. sub. notes
               10 3/4s, 2003
210,000
  1,250,000    OSI Specialties Corp. sr. secd. disc. deb.
               stepped-coupon zero % (11 1/2s, 4/15/99),
2004++925,0

00 -----

----

1,492,5

00
COMPUTER EQUIPMENT (0.3%) ----------------------------------
---------
--------------------------
    400,000    Computervision Corp. sr. sub. notes 11 3/8s,
    1999401,000

CORPORATE BONDS AND NOTES
PRINCIPAL AMOUNT
VALUE
CONGLOMERATES (1.4%) ---------------------------------------
---------
----------------------
 $E 500,000    Haynes International, Inc. sr. sub. notes
               13 1/2s, 1999
$EEE
    350,000 750,000
    MacAndrews & Forbes Holdings, Inc. sub. deb. notes
               13s, 1999
750,000
  1,000,000    Talley Industries, Inc. sr. disc. deb.stepped-
coupon
                zero % (12 1/4s, 10/15/98), 2005++
705,000

---------

1,805,000
CONSUMER SERVICES (0.4%) -----------------------------------
---------
-------------------------
    250,000    Solon Automated Services, Inc. notes 12 3/4s,
               2001
248,750
    250,000    Solon Automated Services, Inc. sr. sub. deb.
               13 3/4s, 2002
249,375

---------

498,12

5
CONTAINERS (0.3%) ------------------------------------------
---------
------------------
    350,000    Ivex Packaging Corp. sr. sub. notes
               12 1/2s, 2002
376,250

ELECTRIC UTILITIES (1.7%) ----------------------------------
---------
--------------------------
    350,000    Cleveland Electric Illuminating Co.
               Ser. E, 1st mtge. 9s, 2023
322,091
    500,000    First PV Funding Corp. deb. 10.15s, 2016
507,375
    500,000    Long Island Lighting Co. deb. 9s, 2022
494,390
    650,000    Midland Funding Corp. II deb. Ser. A,
               11 3/4s, 2005
680,875
    150,000    Midland Funding Corp. II deb. Ser. B,
               13 1/4s, 2006
157,875

---------

2,162,60

6
ELECTRONICS (0.4%) -----------------------------------------
---------
-------------------
  1,000,000    International Semi-Tech. Corp. sr. disc.
notes
             stepped- coupon zero % (11 1/2s, 8/15/00),
               2003 (Canada)++
515,000

ENTERTAINMENT (0.5%) ---------------------------------------
---------
---------------------
    200,000    Century Communications Corp. sr. notes
               9 1/2s, 2005
199,000
    400,000    Premier Parks, Inc. 144A sr. notes 12s, 2003
402,000

---------

601,00

0
FINANCIAL SERVICES (0.8%) ----------------------------------
---------
--------------------------
    550,000    Comdata Network, Inc. sr. notes 12 1/2s, 1999
    617,375
    300,000    Comdata Network, Inc. sr. sub. deb. 13 1/4s,
2002352,125

---------

969,50

0
FOOD (1.2%) ------------------------------------------------
---------
------------
    442,000    Del Monte Corp. sub. deb. notes
               12 1/4s, 2002++++
375,700
    800,000    Fresh Del Monte Produce Corp. sr. notes,
               Ser. B, 10s, 2003 (Netherlands)
676,000
500,000Mafco, Inc. sr. sub. notes 11 7/8s, 2002
507,500

---------

1,559,200
FOREST PRODUCTS (0.4%) -------------------------------------
---------
-----------------------
    500,000    Stone Container Corp. sr. sub. notes 9 7/8s,
    2001495,625

HEALTH CARE (1.2%) -----------------------------------------
---------
-------------------
    250,000    Continental Medical Systems Inc. sr. sub.
notes
               10 7/8s, 2002
272,500
    400,000    Continental Medical Systems Inc. sr. sub.
notes,
               Ser. B, 10 3/8s, 2003
437,000

CORPORATE BONDS AND NOTES
PRINCIPAL AMOUNT
VALUE

HEALTH CARE (CONTINUED) ------------------------------------
---------
-------------------------
 $E 250,000    General Medical Corp. sr. sub. notes
               10 7/8s, 2003
$EEE
    257,500 125,000
Multicare
    Cos., Inc. sr. sub. notes
               12 1/2s, 2002
142,344
    400,000    Quorum Health Group, Inc. sr. sub. notes
               11 7/8s, 2002
444,000

---------

1,553,344
HOSPITAL MANAGEMENT (0.6%) ---------------------------------
---------
---------------------------
    250,000    Integrated Health Services 144A sr. sub.
notes
               9 5/8s, 2002
253,125
    500,000    Tenet Healthcare Corp. sr. sub. notes
               10 1/8s, 2005
525,000

---------

778,125
INSURANCE (0.7%) -------------------------------------------
---------
-----------------
    400,000    Penn Corp. Financial Group sr. sub. notes
               9 1/4s, 2003
400,000
    275,000    Reliance Group Holdings, Inc. sr. notes
               9s, 2000
268,125
    200,000    Reliance Group Holdings, Inc. sr. sub. deb.
               9 3/4s, 2003
194,000

---------

862,125
LODGING (0.6%) ---------------------------------------------
---------
---------------
    250,000    HMH Properties Inc. 144A sr. notes 9 1/2s,
2005
    240,313
    500,000    John Q. Hammons Hotels 1st mtge. notes
               8 7/8s, 2004
470,000

---------

710,313
MEDICAL SUPPLIES AND DEVICES (0.1%) ------------------------
---------
------------------------------------
    100,000    Wright Medical Technology, Inc. sr. secd.
               notes Ser. B, 10 3/4s, 2000
100,500

MOTION PICTURE DISTRIBUTION (0.9%) -------------------------
---------
-----------------------------------
    600,000    Act III Theatres, Inc. sr. sub. notes
               11 7/8s, 2003
651,000
    195,000    Cinemark Mexico notes 12s, 2003
181,350
    275,000    Cinemark USA sr. notes 12s, 2002
299,750

---------

1,132,100
OFFICE EQUIPMENT (0.2%) ------------------------------------
---------
------------------------
    250,000    United Stationer Supply 144A sr.
               sub. notes 12 3/4s, 2005
262,500
OIL AND GAS (1.3%) -----------------------------------------
---------
-------------------
    350,000    Chesapeake Energy Corp. 144A sr. notes
               10 1/2s, 2002
347,375
    140,000    Flores & Rucks, Inc. sr. notes 13 1/2s, 2004
155,750
    184,000    Maxus Energy Corp. deb. 11 1/4s, 2013
179,400
    150,000    Maxus Energy Corp. notes 9 1/2s, 2003
141,000
    750,000    Trans Texas Gas Corp. sr. secd. notes
               11 1/2s, 2002
785,625

---------

1,609,15

0
PAGING (0.3%) ----------------------------------------------
---------
--------------
    300,000    Mobile Telecommunications Tech. sr. notes
               13 1/2s, 2002
329,250

PAPER (0.6%) -----------------------------------------------
---------
-------------
    250,000    Gaylord Container Corp. sr. sub. disc. deb.
               stepped- coupon zero % (12 3/4s, 5/15/96),
    2005++248,750 500,000
Repap New
    Brunswick sr. notes 10 5/8s, 2005
               (Canada)
502,500

---------

751,25

0
PIPELINES (0.2%) -------------------------------------------
---------
-----------------
    250,000    OPI International sr. notes 12 7/8s, 2002
    282,500

CORPORATE BONDS AND NOTES
PRINCIPAL AMOUNT
VALUE

PUBLISHING (0.4%) ------------------------------------------
---------
-------------------
 $E 150,000    Marvel III Holdings, Inc. sr. notes Ser. B,
               9 1/8s, 1998
$EEE
    137,250 500,000
Marvel
    Parent Holdings, Inc. sr. secd.
               disc. notes zero %, 1998
350,000

---------

487,250
REAL ESTATE (0.3%) -----------------------------------------
---------
-------------------
     25,000    Chelsea Piers 144A Ser. B, stepped-coupon
               zero % (11s, 6/15/99), 2009++
23,375
    390,000    Chelsea Piers Ser. B, 1st mtge. disc. notes
               stepped-coupon zero % (12 1/2s, 6/15/99),
2004++361,72

5 -------

--

385,10

0
RECREATION (2.3%) ------------------------------------------
---------
------------------
    330,000    Arizona Charlies Corp. 1st mtge.
               Ser. B, 12s, 2000
267,300
    120,000    Capitol Queen Corp. 1st mtge. notes
               Ser. B, 12s, 2000
105,600
    190,000    Casino America, Inc. 1st mtge. deb.
               11 1/2s, 2001
198,550
    150,000    Elsinore Corp. 144A 1st mtge. 20s, 2000 (
               In Default)+
150,000
    200,000    Fitzgerald Gaming Co. 144A sr. notes 13s,
1996
150,000
    365,000    Grand Casino Resorts, Inc. notes 12 1/2s,
2000
394,200
    600,000    Lady Luck Gaming Corp. 1st mtge. Ser. B,
               10 1/2s, 2001
462,000
    145,000    Louisiana Casino Cruises Corp. 1st mtge.
               11 1/2s, 1998
137,750
    450,000    Stratosphere Corp. 1st mtge. 14 1/4s, 2002
465,750
    100,000    Trump Castle Funding Corp. mtge. 11 3/4s,
2003
76,000
    243,000    Trump Castle Funding Corp. sr. sub. notes
               11 1/2s, 2000
243,000
    250,000    Trump Holdings & Funding Corp. sr. notes
               15 1/2s, 2005
251,250
      9,674    Trump Taj Mahal Funding, Inc. deb.
               Ser. A, 11.35s, 1999++++
8,102

---------

2,909,502
RESTAURANTS (0.5%) -----------------------------------------
---------
-------------------
    400,000    Dominick's Finer Foods 144A sr. sub. notes
               10 7/8s, 2005
402,000
    250,000    Flagstar Corp. sr. sub. notes 11 3/8s, 2003
192,500

---------

594,500
RETAIL (2.0%) ----------------------------------------------
---------
--------------
    500,000    County Seat Stores Inc. sr. sub. notes 12s,
    2002482,500
    530,000    Duane Reade Corp. sr. notes Ser. B, 12s, 2002
466,400
    250,000    Finlay Enterprises, Inc. sr. disc. deb.
               stepped-coupon zero % (12s, 5/1/98), 2005++
172,500
    600,000    Loehmanns' Holdings, Inc. sr. notes
               10 1/2s, 1997
600,000
    520,000    Loehmanns' Holdings, Inc. sr. sub. notes
               13 3/4s, 1999
512,200
    250,000    Parisian, Inc. sr. sub. notes 9 7/8s, 2003
205,000

---------

2,438,600
SCHOOL BUSES (0.6%) ----------------------------------------
---------
--------------------
    700,000    Blue Bird Body Co. sub. deb. Ser. B,
               11 3/4s, 2002
719,250

SPECIALTY CONSUMER PRODUCTS (0.2%) -------------------------
---------
-----------------------------------
    250,000    Herff Jones, Inc. 144A sr. sub. notes
               11s, 2005
254,375

STEEL (0.4%) -----------------------------------------------
---------
-------------
    500,000    Ispat Mexicana, SA 144A notes 10 3/8s, 2001
               (Mexico)
440,000

CORPORATE BONDS AND NOTES
PRINCIPAL AMOUNT
VALUE

TELECOMMUNICATION EQUIPMENT (0.1%) -------------------------
---------
------------------------------------
 $E 210,000    Echostar Communications sr. disc. notes
               stepped-coupon zero %, (12 7/8s, 6/1/99),
2004++$100,800

WIRELESS COMMUNICATIONS (0.3%) -----------------------------
---------
-------------------------------
    400,000    Centennial Cellular Corp. sr. notes 8 7/8s,
    2001376,000
------------------------------------------------------------
---------
               TOTAL CORPORATE BONDS AND NOTES
               (cost $39,040,010)
$39,396,099 ------------------------------------------------
---------
-------------

CONVERTIBLE PREFERRED STOCKS (12.8%)*
NUMBER OF SHARES
VALUE

BUILDING AND CONSTRUCTION (0.6%) ---------------------------
------------------
------------------------16,400Southdown, Inc. $2.875 cv.
pfd.
$701,100

COMPUTER EQUIPMENT (3.3%) ----------------------------------
------------------
-----------------106,000Unisys Corp. Ser. A, $3.75 cv. pfd.
4,200,250

CONGLOMERATES (0.5%) ---------------------------------------
------------------
------------42,600Westinghouse Electric Corp. 144A
               Ser. C, $1.30 cv. pfd.
580,425
CONSTRUCTION (0.9%) ----------------------------------------
------------------
-----------50,000Perini Corp. dep. shares $2.125 cv. pfd.
1,118,750
ENERGY (0.9%) ----------------------------------------------
------------------
-----28,200Maxus Energy Corp. $4.00 cv. pfd.
1,113,900
FOOD (1.6%) ------------------------------------------------
------------------
---339,300RJR Nabisco Holdings Ser. C
               $0.6012 sr. cv. pfd.
2,035,800

INSURANCE (1.8%) -------------------------------------------
------------------
--------45,000USF&G Corp. Ser. A, $4.10 cv. pfd.
2,250,000

OIL AND GAS (0.8%) -----------------------------------------
------------------
----------35,864Atlantic Richfield Co. $2.23 LYON cv. pfd.
959,362

OILS (0.3%) ------------------------------------------------
------------------
---25,325Santa Fe Energy Resources, Inc. $1.40 cv. pfd.
459,016

REIT's (1.1%) ----------------------------------------------
------------------
-----53,500Oasis Residential, Inc. Ser. A, $2.25 cv. pfd.
1,377,625

STEEL (1.0%) -----------------------------------------------
------------------
----24,500Armco Inc. Class A, $4.50, cv. pfd.
1,194,375 ---
------------------------------------------------------------
-------
TOTAL CONVERTIBLE PREFERRED STOCKS
               (cost $15,556,570)
$15,990,603 -------
------------------------------------------------------------
---

UNITS (2.7%)*
NUMBER OF UNITS
VALUE

        140    America Telecasting 144A unit stepped-coupon
               zero %, (14 1/2s, 8/15/00) 2005++
$EEE E69,300
         50    Celcaribe S.A. 144A units stepped-coupon zero
%
               (13 1/2s, 3/15/98), 2004++
435,000
      1,015    Cellnet Data Systems Inc. units stepped-
coupon zero
                % (13s, 6/15/05), 2005++
568,400
        350    Health-O-Meter Product units 13s, 2002
322,000
        400    Hollywood Casino 144A units 13 1/2s, 1998
480,000
        600    ICF Kaiser International, Inc. sr. sub. units
               12s, 2003
568,500
        250    In-Flight Phone Corp. 144A units zero %, 2002
90,000
         49    Intelcom Group (USA) Inc., 144A units
               stepped-coupon zero %, (13 1/2s, 9/15/00),
        2005++269,500 250
        Intermedia Communications of Florida
               13 1/2s, 2005
261,875
        267    Total Renal Care, Inc. units stepped-coupon
               zero % (12s, 8/15/99), 2004++
245,640
------------------------------------------------------------
---------
TOTAL UNITS (cost $3,224,090)
$3,310,215 -------------------------------------------------
---------
------------

PREFERRED STOCKS (2.2%)*
NUMBER OF SHARES
VALUE

      5,500    California Federal Bank Ser. B, $10.625
               exch. pfd.
      $589,875 4,000
First
      Nationwide Bank $11.50 pfd.
      428,000
     11,679    Foxmeyer Health Corp. Ser. A, $4.20 exch.
pfd.
437,963
      9,320    Pyramid Communications, Inc. Ser. C, $3.125
               exch. pfd.+
233,011
      1,490    SDW Holdings Corp. 144A units $15.00 pfd.
409,750
     25,000    Supermarkets General Holdings Corp.
               $3.52 exch. pfd.
681,250
------------------------------------------------------------
---------
TOTAL PREFERRED STOCKS (cost $2,642,868)
$2,779,849 -------------------------------------------------
---------
------------

COMMON STOCKS (2.1%)*
NUMBER OF SHARES
VALUE

     66,163    Computervision Corp.+
$769,145
      6,303    Elsinore Corp.+
3,152
     12,622    Gaylord Container Corp. A+
148,309
      4,126    Grand Casinos, Inc.+
151,115
     23,860    Grand Union Co. (acquired various dates
               from 11/30/94 to 01/10/95 cost $529,547)+++
325,093
      1,885    IFINT Diversified Holdings 144A+
94,250
     14,351    Lady Luck Gaming Corp.+
28,702
     58,685    Loehmanns' Holdings, Inc. 144A+
117,370
        197    PMI Holdings Corp. 144A+
39,400
        144    Premium Holdings L.P. 144A+
14,363
        280    Pyramid Communications, Inc. New Class B
144A+
6,721
      3,750    Specialty Foods Corp.+
6,563
      1,477    Taj Mahal Holding Corp. Class A+
14,770
     64,050    Freeport-McMoRan Inc.
360,281
     22,946    Freeport-McMoRan Copper & Gold Co., Inc.
Class
B+536,363
------------------------------------------------------------
---------
TOTAL COMMON STOCKS (cost $2,137,892)
$EE2,615,597 -----------------------------------------------
---------
-------------
BRADY BONDS (0.5%)* (cost $521,250)
PRINCIPAL AMOUNT
VALUE

 $1,000,000    United Mexican States deb. 6 1/4s, 2019
$605,000
------------------------------------------------------------
---------
-

WARRANTS (0.1%)*+                       EXPIRATION
NUMBER OF WARRANTS                            DATE
VALUE

     15,000    Becker Gaming Corp. 144A             11/15/00
$7,500
        620    Casino America, Inc.                 11/15/96
620
      4,980    Casino Magic Finance Corp.           10/14/96
249
      3,806    Cinemark Mexico USA, Inc.              8/1/03
35,263
        115    Commodore Media 144A                   5/1/00
9,200
        500    County Seat Holdings, Inc.           10/15/98
10,000
        250    Dial Page, Inc.                        1/1/97
375
      1,260    Echostar Communications Corp.         6/01/04
14,175
      5,001    Elsinore Corp.                        10/8/98
500
        200    Fitzgerald Gaming Co. 144A            3/15/99
2,000
        175    Grand Union Co. Ser. 1                6/16/00
175
        349    Grand Union Co. Ser. 2                6/16/00
70
        135    Louisiana Casino Cruises, Inc. 144A   12/1/98
2,025
        600    Miles Homes, Inc.                      4/1/97
300
      1,250    OSI Specialties Inc. 144A             4/15/99
25,000
        900    President Riverboat Casinos, Inc. 144A9/23/96
45
     10,000    Southdown, Inc.                      10/31/96
38,750
          9    Telemedia Broadcasting Corp. 144A      4/1/04
6,443
      2,700    UCC Investor Holding, Inc.           10/30/99
29,700
         21    Wright Medical Technology, Inc. 144A  6/30/03
3,387
------------------------------------------------------------
--------
-TOTAL WARRANTS (cost $230,204)
$185,777
------------------------------------------------------------
--------
--

SHORT-TERM INVESTMENTS (2.3%)* (cost $2,815,450)
PRINCIPAL AMOUNT
VALUE

               $2,815,000Interest in $514,241,000 joint
repurchase agreement dated
               August 31, 1995 with Morgan (J.P.) & Co. Inc.
due September 1, 1995 with
               respect to various U.S. Treasury obligations
-- maturity value of
               $2,815,450 for an effective yield of 5.75%
$EE2,815,450
------------------------------------------------------------
----------
TOTAL INVESTMENTS (cost $121,297,717)***
$125,337,307
------------------------------------------------------------
----------

NOTES
------------------------------------------------------------
----------
* Percentages indicated are based on net assets of $124,910,600, which correspond to a net asset value per common share
$9.49.

++   The  interest  rate and date shown parenthetically
represent
the
     new interest rate to be paid and the date the fund will begin receiving interest at this rate.

++++       Income may be received in cash or additional
securities
at
     the discretion of the issuer.

+    Non-income-producing security.

++   Restricted,  excluding 144A securities, as to public
resale.
At
     the date of acquisition, these securities were valued at cost.
     There were no outstanding unrestricted securities of the
     same class as those held. Total market value of restricted securities owned at August 31, 1995 was $325,093 or less than
     1%  of  net assets.

*** The aggregate identified cost for federal income tax purposes is $121,341,828, resulting in gross unrealized appreciation and depreciation of $14,014,232 and $10,018,753,
respectively,
     or net unrealized appreciation of $3,995,479.

     144A  after  the name of a security represents those
exempt
     from registration under Rule 144A of the Securities Act
of
     1933. These securities   may   be   resold   in
transactions
     exempt   from registration, normally to qualified
institutional
     buyers.

     The rates shown on variable rate securities are the current interest rates at August 31, 1995 which are subject to
     change based on the terms of the security.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995

    ASSETS -------------------------------------------------
--------
------------Investments in securities, at value
(identified cost $121,297,717) (Note 1)
$125,337,307 -----------------------------------------------
--------
--------------Cash
272,409 ----------------------------------------------------
--------
---------Dividends, interest and other receivables
2,396,774 --------------------------------------------------
--------
-----------Receivable for securities sold
778,666 ----------------------------------------------------
--------
---------TOTAL ASSETS
128,785,156

LIABILITIES ------------------------------------------------
--------
-------------Payable for securities purchased
2,602,271 --------------------------------------------------
--------
-----------Distributions payable to shareholders
934,773 ----------------------------------------------------
--------
---------Payable for compensation of Manager (Note 2)
237,821 ----------------------------------------------------
--------
---------Payable for administrative services (Note 2)
1,547 ------------------------------------------------------
--------
-------Payable for compensation of Trustees (Note 2)
247 --------------------------------------------------------
--------
-----Payable for investor servicing and custodian fees (Note
2)
21,504 -----------------------------------------------------
--------
--------Other accrued expenses
76,393 -----------------------------------------------------
--------
--------TOTAL LIABILITIES
3,874,556 --------------------------------------------------
--------
-----------NET ASSETS
$124,910,600 -----------------------------------------------
--------
---------------

REPRESENTED BY ---------------------------------------------
--------
----------------Paid-in capital (Note 1)
$123,025,349 -----------------------------------------------
--------
--------------Undistributed net investment income (Note 1)
202,643 ----------------------------------------------------
--------
---------Accumulated net realized loss on investment
transactions
(Note 1)
(2,356,982) ------------------------------------------------
--------
-------------Net unrealized appreciation of investments
4,039,590 --------------------------------------------------
--------
-----------TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL
SHARES OUTSTANDING
$124,910,600 -----------------------------------------------
--------
---------------

COMPUTATION OF NET ASSET VALUE -----------------------------
--------
--------------------------------Net asset value per share
($124,910,600 divided by
13,158,906 shares)
$9.49 ------------------------------------------------------
--------
-------

STATEMENT OF OPERATIONS
Year ended August 31, 1995

------------------------------------------------------------
--------
-INVESTMENT INCOME: ----------------------------------------
--------
---------------------Interest
$9,844,580
------------------------------------------------------------
--------
-Dividends
1,695,277
------------------------------------------------------------
--------
-TOTAL INVESTMENT INCOME
11,539,857

EXPENSES: --------------------------------------------------
--------
-----------Compensation of Manager (Note 2)
889,281
------------------------------------------------------------
--------
-Investor servicing and custodian fees (Note 2)
11,126
------------------------------------------------------------
--------
-Compensation of Trustees (Note 2)
12,078
------------------------------------------------------------
--------
-Reports to shareholders
94,995
------------------------------------------------------------
--------
-Auditing
60,474
------------------------------------------------------------
--------
-Legal
14,833
------------------------------------------------------------
--------
-Postage
65,679
------------------------------------------------------------
--------
-Exchange listing fee
24,630
------------------------------------------------------------
--------
-Registration fees
678
------------------------------------------------------------
--------
-Administrative services (Note 2)
8,643
------------------------------------------------------------
--------
-Other
5,168
------------------------------------------------------------
--------
-TOTAL EXPENSES
1,187,585
------------------------------------------------------------
--------
-NET INVESTMENT INCOME
10,352,272
------------------------------------------------------------
--------
-Net realized gain on investments (Notes 1 and 3)
990,977 ----------------------------------------------------
--------
---------Net unrealized appreciation of investments during
the year
4,638,534 --------------------------------------------------
--------
-----------Net gain on investments
5,629,511
------------------------------------------------------------
--------
-NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$15,981,783 ------------------------------------------------
--------
-------------STATEMENT OF CHANGES IN NET ASSETS ------------
--------
-------------------------------------------------

                                                  YEAR ENDED
AUGUST
31 ---------------------------------------------------------
--------
----
                                                 1995
                                                 1994
------------------------------------------------------------
--------
-INCREASE (DECREASE) IN NET ASSETS -------------------------
--------
------------------------------------Operations: ------------
--------
-------------------------------------------------Net
investment
income                     $10,352,272      $10,211,539 ----
--------
---------------------------------------------------------Net
realized gain on investments              990,977
8,210,595 -
------------------------------------------------------------
--------
-
Net unrealized appreciation (depreciation)
of investments                              4,638,534
(12,273,492)
------------------------------------------------------------
--------
-NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                            15,981,783
6,148,642
------------------------------------------------------------
--------
-DISTRIBUTIONS TO SHAREHOLDERS: ----------------------------
--------
---------------------------------From net investment income
(11,163,497)               (11,317,308)
------------------------------------------------------------
--------
-Increase in capital share transactions
from reinvestment of distributions          1,103,891
872,159
------------------------------------------------------------
--------
-Total increase (decrease) in net assets     5,922,177
(4,296,507)
------------------------------------------------------------
--------
-NET ASSETS ------------------------------------------------
--------
-------------Beginning of year
118,988,423                 123,284,930
------------------------------------------------------------
--------
-END OF YEAR (including undistributed net
investment income of $202,643 and $645,295,
respectively)                            $124,910,600
$118,988,423
------------------------------------------------------------
--------
--

NUMBER OF FUND SHARES --------------------------------------
--------
-----------------------Shares outstanding at beginning of
year
13,037,556                   12,945,798
------------------------------------------------------------
--------
-Shares issued in connection with
reinvestment of distributions                 121,350
91,758
------------------------------------------------------------
--------
-SHARES OUTSTANDING AT END OF YEAR          13,158,906
13,037,556
------------------------------------------------------------
--------
-

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                  Year ended
August
31 ---------------------------------------------------------
--------
----
                          1995      1994      1993      1992
                          1991
------------------------------------------------------------
--------
-NET ASSET VALUE,
BEGINNING OF PERIOD      $9.13     $9.52     $8.49     $7.56
$6.94 ------------------------------------------------------
--------
-------INVESTMENT OPERATIONS
Net investment income      .79       .78       .84       .88
 .83
Net realized and unrealized
gain (loss) on investments .42     (.30)      1.05       .99
 .65
------------------------------------------------------------
--------
-TOTAL FROM INVESTMENT
OPERATIONS                1.21       .48      1.89      1.87
1.48
------------------------------------------------------------
--------
-LESS DISTRIBUTIONS:
From net investment income(.85)    (.87)     (.84)     (.94)
(.85) In excess of net investment
income                    EE--      EE--     (.02)      EE--
EE-
-
From net realized gain on
investments               EE--      EE--      EE--      EE--
(.01)
------------------------------------------------------------
--------
-TOTAL DISTRIBUTIONS      (.85)     (.87)     (.86)
(.94)
(.86) ------------------------------------------------------
--------
-------NET ASSET VALUE,
 END OF PERIOD           $9.49     $9.13     $9.52     $8.49
$7.56 ------------------------------------------------------
--------
--------
MARKET VALUE, END OF
PERIOD                 $10.000    $9.750   $10.000    $8.875
$7.625 -----------------------------------------------------
--------
--------TOTAL INVESTMENT RETURN AT
MARKET VALUE (%)(A)      12.60      6.84     23.78     30.71
48.65
------------------------------------------------------------
--------
-NET ASSETS, END OF PERIOD
 (in thousands)       $124,911  $118,988  $123,285  $108,909
$95,770 ----------------------------------------------------
--------
---------Ratio of expenses to
average net assets (%)    1.00      1.04      1.03      1.13
1.31
------------------------------------------------------------
--------
-Ratio of net investment
income to average net
 assets (%)               8.73      8.23      9.39     10.92
12.35
------------------------------------------------------------
--------
-Portfolio turnover (%)   61.19     52.10     71.63
45.84
68.36
------------------------------------------------------------
--------
-
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

NOTES TO FINANCIAL STATEMENTS
August 31,1995

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation.
The fund
invests in highyielding convertible securities. The fund seeks to augment current income by investing in nonconvertible high-yielding, lower-rated, or nonrated debt securities, which are believed not to involve undue risk to income or principal.

The   following  is  a  summary  of  significant  accounting
policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A   SECURITY  VALUATION  Investments for which market
quotations
are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price, except that certain U.S.
government obligations are stated at the mean between the last reported bid and asked prices. Market quotations are not considered to be readily available for longterm corporate bonds and notes;
such investments are stated at fair value on the basis of valuations furnished by a pricing service or brokers, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B  JOINT TRADING ACCOUNT  Pursuant to an exemptive order
issued by
the Securities  and Exchange Commission, the fund may
transfer
uninvested cash  balances into a joint trading account,
along with
the  cash  of other  registered  investment companies
managed by
Putnam  Investment
Management,  Inc. (Putnam Management), the fund's Manager,
a
whollyowned subsidiary of Putnam Investments, Inc., and certain other accounts. These balances may be invested in one or more  repurchase agreements and/or short-term money market
instruments.
C   REPURCHASE  AGREEMENTS  The fund, or any  joint  trading
account,
through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Mangement is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D   SECURITY  TRANSACTIONS  AND RELATED  INVESTMENT  INCOME
Security
transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

Discount on zero coupon bonds, original issue discount bonds, payment in kind bonds and stepped-coupon bonds is accreted according to the effective yield method.

E   FEDERAL TAXES  It is the policy of the fund to
distribute  all
of
its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue
Code
applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and for excise tax on income and capital gains.

At August 31, 1995, the fund had a capital loss carryover of approximately $1,721,000, available to offset future net capital gain, if any, which will expire on August 31, 1999.

F   DISTRIBUTIONS  TO SHAREHOLDERS  Distributions to
shareholders
are
recorded by the fund on the ex-dividend date.

At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period.

The  amount  and  character of income and gains to be
distributed
are determined in accordance with income tax regulations
which may
differ from  generally  accepted  accounting  principles.
These
differences include  interest  on payment in kind
securities,  post
October  loss deferrals,  defaulted  bond interest, market
discount
and  dividends payable.  Reclassifications are made to the
fund's
capital acounts  to reflect  income  and  gains available
for
distribution  (or  available capital  loss carryovers) under income
tax regulations. For  the  year ended  August  31,  1995,
the fund
reclassified $368,573  to  increase undistributed   net
investment
income,   $1,109,246   to   increase accumulated net
realized loss
on investments and $740,673 to increase paid-in capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER
TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average weekly  net assets  of the fund. Under the management
contract, such
fee is  based on  the  following annual rates: 0.75% of the
first
$500  million  of
average  weekly net assets, 0.65% of the next $500 million,
0.60%
of the  next  $500  million and 0.55% of any amount  over
$1.5
billion, subject, under current law, to reductions in any year by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.
The fund also reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Trustees of the fund receive an annual Trustee's fee of $820 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During the year ended August 31, 1995, the fund adopted a Trustee
Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the fund are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam
Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Investor servicing and custodian fees reported in the Statement of operations for the year ended August 31, 1995 have been reduced by credits allowed by PFTC, and such credits amounted to
$164,771.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended August 31, 1995, purchases and sales of investment securities other than short-term investments aggregated $73,222,434 and $68,566,931, respectively. There were no purchases and sales of U.S. government obligations during the year ended August 31, 1995. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

------------------------------------------------------------
--------
--

FEDERAL TAX INFORMATION
(Unaudited)

The   fund  has  designated  16.21%  of  the  distributions
from
net investment income as qualifying for the dividends received deduction for corporations.

The form 1099 you will receive in January 1996 will show the tax status of all distributions paid to your account in calender
1995.

RESULTS OF JULY 13, 1995 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on July
13, 1995. At the meeting, each of the nominees for Trustees was elected, as follows:

                                             VOTES FOR
VOTES
WITHHELD ---------------------------------------------------
--------
-----------
Jameson Adkins Baxter                       10,361,880
141,646
------------------------------------------------------------
--------
-Hans H. Estin                              10,367,499
136,027
------------------------------------------------------------
--------
-John A. Hill                               10,371,773
131,752
------------------------------------------------------------
--------
-Elizabeth T. Kennan                          10,369,968
133,557
------------------------------------------------------------
--------
-Lawrence J. Lasser                         10,368,054
135,471
------------------------------------------------------------
--------
-Robert E. Patterson                          10,370,773
132,752
------------------------------------------------------------
--------
-Donald S. Perkins                          10,371,070
132,455
------------------------------------------------------------
--------
-William F. Pounds                          10,370,773
132,752
------------------------------------------------------------
--------
-George Putnam                              10,371,773
131,752
------------------------------------------------------------
--------
-George Putnam, III                         10,370,773
132,752
------------------------------------------------------------
--------
-E. Shapiro                                 10,352,191
142,334
------------------------------------------------------------
--------
-A.J.C. Smith                               10,369,573
133,952
------------------------------------------------------------
--------
-W. Nicholas Thorndike                      10,367,054
136,471
------------------------------------------------------------
--------
-

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows: 10,307,211 votes for, and
95,684 votes against, with 100,631 abstentions and broker non-votes. A proposal to fix the number of Trustees at 13 was approved as follows: 10,352,191 for, and 142,334 against. All tabulations have been rounded to the nearest whole number.

SELECTED QUARTERLY DATA
(Unaudited)

NET

REALIZED AND

UNREALIZED
                    INVESTMENT         NET INVEST-      GAIN
(LOSS)
ON
                        INCOME         MENT INCOME
INVESTMENTS
------------------------------------------------------------
--------
   -QUARTER                PER                 PER
   PER
     ENDED       TOTAL   SHARE       TOTAL   SHARE
TOTAL
SHARE
------------------------------------------------------------
--------
   -8/31/95  $3,022,190   $.23  $2,653,049    $.20
$2,637,436
   $.20
------------------------------------------------------------
--------
   -5/31/95  $2,905,323   $.22  $2,640,685    $.20
$5,658,746
   $.43
------------------------------------------------------------
--------
   -2/28/95  $2,800,016   $.22  $2,598,730    $.21
$2,260,427
   $.16
------------------------------------------------------------
--------
  -11/30/94  $2,812,328   $.21  $2,459,808
$.18$(4,927,098)
  $(.37)
------------------------------------------------------------
--------
   -8/31/94  $2,799,478   $.21  $2,557,000
$.19$(1,773,495)
   $(.13)
------------------------------------------------------------
--------
   -5/31/94  $3,021,383   $.22  $2,659,542
$.20$(8,127,565)
   $(.62)
------------------------------------------------------------
--------
   -2/28/94  $2,792,040   $.22  $2,449,653    $.19
$2,732,945
   $.21
------------------------------------------------------------
--------
  -11/30/93  $2,892,910   $.23  $2,545,344    $.20
$3,105,218
  $.24
------------------------------------------------------------
--------
--

SELECTED QUARTERLY DATA (CONTINUED)
                                   NET INCREASE
                                  (DECREASE) IN
                                     NET ASSETS
                                 RESULTING FROM          NET
ASSETS
AT
                                     OPERATIONS          END
OF
PERIOD
                                            PER
PER
                                   TOTAL  SHARE
TOTAL
SHARE
------------------------------------------------------------
--------
                              -$5,290,485   $.40
$124,910,600
                              $9.49
------------------------------------------------------------
--------
                              -$8,299,431   $.63
$122,138,616
                              $9.30
------------------------------------------------------------
--------
                              -$4,859,157   $.37
$116,361,701
                              $8.88
------------------------------------------------------------
--------
                            -$(2,467,290) $(.19)
$114,017,954
                            $8.73
                                $783,506   $.06
$118,988,423
$9.13
------------------------------------------------------------
--------
                            -$(5,468,023) $(.42)
$120,697,701
                            $9.28
------------------------------------------------------------
--------
                              -$5,182,598   $.40
$128,746,190
                              $9.91
------------------------------------------------------------
--------
                              -$5,650,562   $.44
$126,456,409
                              $9.75
------------------------------------------------------------
--------
-

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Charles G. Pohl
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Vice President and Treasurer
Beverly Marcus
Clerk and Assistant Treasurer


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern
Time for
upto-date information about the fund's NAV or to request
Putnam's
quarterly Closed-End Fund Commentary.
E

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109


Bulk

Rate U.S.

Postage

PA

ID


Putnam

Investmen

ts
20436-061

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES
BETWEEN
PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4)  Headers (e.g. the names of the fund) and footers (e.g.
page
     numbers and OThe accompanying notes are an integral part of these financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points and similar graphic symbols are omitted.

(7)  Page numbering is different.